Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Payables [Abstract]
Payables to non-trade vendors and service providers	$ 5,109	$ 3,918
Accrued salary	18	22
Total other payables	$ 5,127	$ 3,940